9. Segment and Geographic Information (Sept 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,939,000	$ 4,325,000	$ 9,308,000	$ 8,160,000	$ 16,658,000	$ 12,825,000
Service [Member]
Revenues	304,000	$ 181,000	578,000	413,000	$ 995,000	$ 868,000
Service [Member] | Technical Services [Member] | Invekra [Member]
Revenues	$ 14,000		$ 28,000	$ 39,000